DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
DISCONTINUED OPERATIONS
Schedule of balance sheets, condensed cash flows, results of operations and revenue recognition of professional education business

December
31, 2023
RMB
Cash and cash equivalents	59,068
Restricted cash	3,520
Accounts receivable, net of allowance for credit losses-current	12,472
Amounts due from related parties	313
Prepaid expenses and others current assets	64,250
Time deposits-non current	120
Property and equipment, net	34,991
Intangible assets, net	148
Right-of-use assets	49,671
Goodwill	3,366
Long-term investments	11,859
Deferred income tax assets	18,848
Other non-current assets, net	16,977
Total assets of discontinued operation	275,603

Balance sheet classification:
Current assets of discontinued operation	275,603
Total assets of discontinued operation	275,603

Short-term bank loans	20,000
Accounts payable	116
Amounts due to related parties	3,596
Operating lease liabilities-current	21,872
Income taxes payable	106,944
Deferred revenue-current	265,132
Accrued expenses and other current liabilities	107,127
Deferred revenue-non current	7,363
Operating lease liabilities-non-current	25,130
Other non-current liabilities	3,511
Total liabilities of discontinued operation	560,791

Balance sheet classification:
Current liabilities of discontinued operation	560,791
Total liabilities of discontinued operation	560,791

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(28,574)	(140,403)	(16,514)
Net cash provided by/(used in) investing activities	6,109	106,592	(1,835)
Net cash provided by/(used in) financing activities	22,000	(2,000)	(7,792)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	1,068,230	624,586	111,878
Cost of revenues	(327,627)	(226,214)	(41,412)
Gross profit	740,603	398,372	70,466
Selling and marketing expenses	(362,844)	(252,192)	(48,312)
General and administrative expenses	(206,588)	(149,828)	(56,333)
Research and development expenses	(51,780)	(28,434)	(2,605)
Operating income (loss)	119,391	(32,082)	(36,784)
Interest income (expense), net	738	185	(112)
Income (loss) from discontinued operation	120,129	(31,897)	(36,896)
Gain on disposal of subsidiary (Note b)	—	26,797	—
Other income (loss)	3,133	64	(11,826)
Foreign currency exchange loss, net	(629)	(395)	(584)
Income/(loss) before income taxes	122,633	(5,431)	(49,306)
Income tax expense	(35,338)	(6,549)	(2,367)
Net income (loss) from discontinued operation	87,295	(11,980)	(51,673)

	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred over time	929,693	576,324	102,438
Services transferred at a point in time	138,537	48,262	9,440
Total net revenues	1,068,230	624,586	111,878